INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations attributable to Origin Agritech Limited | ¥		¥ (62,250)	¥ (153,663)	¥ (90,433)
Net income from discontinued operations attributable to Origin Agritech Ltd. | ¥		¥ 0	0	14,759
Net loss attributable to Origin Agritech Limited	$ (9,024)		¥ (153,663)	¥ (75,674)
Denominator:
Average common stock outstanding - basic	4,185,840	4,185,840	3,061,979	2,808,293
Dilutive effect of share options	0	0	0	0
Diluted shares	4,185,840	4,185,840	3,061,979	2,808,293
Basic and diluted loss per share attributable to Origin Agritech Limited:
Continuing operations | (per share)	$ (2.16)		¥ (50.18)	¥ (32.20)
Discontinued operations | (per share)	0.00	¥ 0.00	0.00	5.25
Earnings Per Share, Basic and Diluted | (per share)	$ (2.16)		¥ (50.18)	¥ (26.95)